Loan impairment provisions	6 Months Ended
Jun. 30, 2020
Loan impairment provisions
Loan impairment provisions

11. Loan impairment provisions

Loan exposure and impairment metrics

The table below summarises loans and related credit impairment measures on an IFRS 9 basis.

	30 June	31 December
	2020	2019
	£m	£m
Loans - amortised cost and FVOCI
Stage 1	266,444	305,502
Stage 2	97,010	27,868
Stage 3	7,034	6,598
Of which: individual	2,372	2,051
Of which: collective	4,662	4,547
	370,488	339,968
ECL provisions (1)
Stage 1	469	322
Stage 2	3,025	752
Stage 3	2,860	2,718
Of which: individual	905	796
Of which: collective	1,955	1,922
	6,354	3,792
ECL provisions coverage (2,3)
Stage 1 (%)	0.18	0.11
Stage 2 (%)	3.12	2.70
Stage 3 (%)	40.66	41.19
	1.72	1.12

	Half year ended
	30 June	30 June
	2020	2019
	£m	£m
Impairment losses
ECL charge (4)	2,858	323
Stage 1	308	(140)
Stage 2	2,150	101
Stage 3	400	362
Of which: individual	131	170
Of which: collective	269	192
ECL loss rate - annualised (basis points) (3)	154.28	19.88
Amounts written off	408	452
Of which: individual	41	243
Of which: collective	367	209

[Notes:

(1)     Includes £8 million (31 December 2019 - £4 million) related to assets classified as FVOCI.

(2)     ECL provisions coverage is calculated as ECL provisions divided by loans

(3)     ECL provisions coverage and ECL loss rates are calculated on third party loans and related ECL provisions and charge respectively. ECL loss rate is calculated as annualised third party ECL charge divided by loans. The half year ECL charge is annualised by multiplying by two.

(4)     Includes a £5 million charge (30 June 2019 – £30 million charge) related to other financial assets, of which £4 million (30 June 2019 – nil) related to assets classified as FVOCI; and £8 million (30 June 2019 - £28 million) related to contingent liabilities.

(5)     The table above shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to page 37 for Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £99.2 billion and debt securities of £60.5 billion (31 December 2019 – £76.1 billion and £59.4 billion respectively).]